Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Earning Per Share

	Nine months ended September 30,
	2013	2012
Basic earnings per share:
Net income	$15,521	$11,288
Less:
Undistributed earnings allocated to participating securities	184	112
Dividends paid on participating securities	119	111

Net income available to common shareholders	$15,218	$11,065

Weighted-average basic shares outstanding	10,588,554	7,502,758

Basic earnings per share	$1.44	$1.47

Diluted earnings per share:
Net income available to common shareholders	$15,218	$11,065

Total weighted-average basic shares outstanding	10,588,554	7,502,758
Add dilutive stock warrants	58,874	23,126

Total weighted-average diluted shares outstanding	10,647,428	7,525,884

Diluted earnings per share	$1.43	$1.47

Pro forma earnings per share:
Pro forma net income	$11,895	$7,653
Less undistributed earnings allocated to participating securities	113	40
Less dividends paid on participating securities	119	111

Pro forma net income available to common shareholders after tax	$11,663	$7,502

Pro forma basic earnings per share	$1.10	$1.00

Pro forma diluted earnings per share	$1.10	$1.00

Anti-dilutive participating securities	139,416	102,086

	Years Ended December 31,
	2012	2011	2010
Basic earnings per share:
Net income	$17,377	$13,700	$13,116
Less:
Undistributed earnings allocated to participating securities	168	193	261
Dividends paid on participating securities	169	155	125

Net income available to common shareholders	$17,040	$13,352	$12,730

Weighted-average basic shares outstanding	7,626,205	6,668,534	6,518,224

Basic earnings per share	$2.23	$2.00	$1.95

Diluted earnings per share:
Net income available to common shareholders	$17,040	$13,352	$12,730

Total weighted-average basic shares outstanding	7,626,205	6,668,534	6,518,224
Add dilutive stock warrants	23,161	6,544	—

Total weighted-average diluted shares outstanding	7,649,366	6,675,078	6,518,224

Diluted earnings per share	$2.23	$2.00	$1.95

Pro forma earnings per share (unaudited):
Pro forma net income	$12,147	$9,357	$8,775
Less undistributed earnings allocated to participating securities	66	82	133
Less dividends paid on participating securities	169	155	125

Pro forma net income available to common shareholders after tax	$11,912	$9,120	$8,517

Pro forma basic earnings per share	$1.56	$1.37	$1.31

Pro forma diluted earnings per share	$1.56	$1.37	$1.31

Anti-dilutive participating securities	105,238	100,517	101,767